Business Combinations - Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Detail) - Dec. 31, 2024 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
HIRSCHMANN [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 118,419
Trade and other receivables	1,336,203
Inventories	1,079,301
Property, plant and equipment	745,660
Right-of-use assets	143,629
Others	167,521
Trade and other payables	(745,653)
Lease liabilities	(143,629)
Net defined benefit liabilities	(204,975)
Others	(200,276)
Fair value of identifiable net assets acquired	2,296,200
ASEPCAYMAN [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	404,573	$ 12,338
Trade and other receivables	213,592	6,514
Inventories	58,564	1,786
Property, plant and equipment	919,648	28,046
Right-of-use assets	0	0
Others	69,707	2,126
Trade and other payables	(263,095)	(8,023)
Lease liabilities	0	0
Net defined benefit liabilities	(158,053)	(4,820)
Others	(71,848)	(2,191)
Fair value of identifiable net assets acquired	1,173,088	35,776
CHE [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	1,381,103	42,120
Trade and other receivables	87,935	2,682
Inventories	112,115	3,419
Property, plant and equipment	421,792	12,863
Right-of-use assets	96,894	2,955
Others	197,450	6,022
Trade and other payables	(200,453)	(6,113)
Lease liabilities	(96,894)	(2,955)
Net defined benefit liabilities	0	0
Others	(54,264)	(1,655)
Fair value of identifiable net assets acquired	$ 1,945,678	$ 59,338